Consolidated Statements of Stockholders' Equity (Unaudited) (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.10	$ 0.10